Fair Value (Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	$ 16,346	$ 20,968
Servicing assets	1,800	2,086	$ 1,389
Accrued interest receivable	5,447	4,462
Accrued interest payable	436	430
Impaired collateral-dependent loans	1,126	1,767
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired collateral-dependent loans	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired collateral-dependent loans	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired collateral-dependent loans	1,126	1,767
Commercial mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	3,543	3,648
Carrying amount | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	150,254	105,895
Carrying amount | Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	69,800	61,547
SBA loans held for sale	22,810	14,773
Loans, net of allowance for loan losses	1,134,308	946,062
Federal Home Loan Bank stock	12,863	6,037
Accrued interest receivable	5,447	4,462
Deposits	1,043,137	945,723
Borrowed funds and subordinated debentures	285,310	131,310
Accrued interest payable	436	430
Carrying amount | Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Servicing assets	1,800	2,086
OREO	426	1,050
Carrying amount | Commercial mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value		3,800
Estimated fair value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	150,254	105,895
Estimated fair value | Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	69,839	61,536
SBA loans held for sale	25,568	16,440
Loans, net of allowance for loan losses	1,133,739	944,772
Federal Home Loan Bank stock	12,863	6,037
Accrued interest receivable	5,447	4,462
Deposits	1,041,111	944,886
Borrowed funds and subordinated debentures	284,117	130,319
Accrued interest payable	436	430
Estimated fair value | Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Servicing assets	1,800	2,086
OREO	$ 426	1,050
Estimated fair value | Commercial mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value		$ 3,600